Cover	9 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	ROIVANT SCIENCES LTD.
Entity Central Index Key	0001635088
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Emerging Growth Company	true
Entity Ex Transition Period	true